UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

Adasina Social Justice All Cap Global ETF

Ticker: JSTC

Semi-Annual Report

February 29, 2024

Adasina Social Justice All Cap Global ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Adasina Social Justice All Cap Global ETF

PORTFOLIO ALLOCATION at February 29, 2024 (Unaudited)

Sector/Security Type	% of Total Net Assets
Consumer, Non-cyclical	24.0%
Technology	20.3
Financial	19.2
Communications	13.1
Industrial	11.3
Consumer, Cyclical	7.9
Utilities	2.4
Basic Materials	1.5
Cash & Cash Equivalents(1)	0.2
Energy	0.1
Total	100.0%

(1)Represents cash, short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

2

Adasina Social Justice All Cap Global ETF

PORTFOLIO DIVERSIFICATION at February 29, 2024 (Unaudited)

Country	% of Total Net Assets
United States	57.7%
Japan	9.1
Britain	5.3
Canada	4.3
Germany	3.6
Taiwan	3.6
Netherlands	2.3
Australia	1.8
Brazil	1.5
China	1.0
South Korea	0.9
Singapore	0.7
Belgium	0.7
South Africa	0.7
Mexico	0.7
Spain	0.6
Bermuda	0.6
Finland	0.6
Malaysia	0.5
Switzerland	0.5
Hong Kong	0.4
Sweden	0.3
Ireland	0.3
Norway	0.3
Italy	0.3
Luxembourg	0.3
Cash & Cash Equivalents(a)	0.2
Denmark	0.2
Thailand	0.2
Peru	0.1
New Zealand	0.1
Israel	0.1
Turkey	0.1
Greece	0.1
Indonesia	0.1
France	0.1
Puerto Rico	0.1
Jordan	0.0	(b)
Philippines	0.0	(b)
Hungary	0.0	(b)
Chile	0.0	(b)
Austria	0.0	(b)
Total	100.0%

(a)Represents cash, short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

(b)Represents less than 0.05% of net assets.

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited)

	Shares	Value
Common Stocks – 99.8%
Advertising – 1.0%
Focus Media Information Technology Co. Ltd. - Class A	129,300	$113,244
The Interpublic Group of Company, Inc.(a)	47,045	1,477,213
		1,590,457

Agriculture – 0.0%(b)
GrainCorp Ltd. - Class A	6,376	32,301

Apparel – 0.1%
Eclat Textile Co. Ltd.	1,792	30,614
Feng TAY Enterprise Co. Ltd.	5,109	26,750
On Holding AG - Class A(a)(c)	1,120	39,222
Samsonite International SA (Acquired 11/30/2023; Cost $43,215)(d)	14,780	51,634
		148,220

Auto Manufacturers – 0.3%
Great Wall Motor Co. Ltd. - Class H	460,249	520,873
Tofas Turk Otomobil Fabrikasi AS	5,498	47,108
		567,981

Auto Parts & Equipment – 1.1%
Denso Corp.	71,652	1,318,432
Fox Factory Holding Corp.(c)	759	38,398
Gentherm, Inc.(c)	2,376	135,099
Hanon Systems	7,919	36,693
Huayu Automotive Systems Co. Ltd. - Class A	23,800	57,802
Methode Electronics, Inc.	5,277	112,400
Visteon Corp.(c)	624	70,587
Vitesco Technologies Group AG(c)	302	24,347
		1,793,758

Banks – 2.4%
1st Source Corp.	1,588	79,051
Akbank TAS	42,494	56,596
Associated Banc-Corp.	2,212	46,098
Bank Central Asia Tbk PT	89,189	56,045
Bank of Changsha Co. Ltd. - Class A	29,700	32,164
BankUnited, Inc.	3,494	93,709
Banner Corp.	2,107	92,371
Banque Cantonale Vaudoise(c)	981	117,981
BDO Unibank, Inc.	18,995	51,699
BOC Hong Kong Holdings Ltd.	81,713	215,534

	Shares	Value
Banks – 2.4% (Continued)
Cembra Money Bank AG	441	$37,637
Columbia Banking System, Inc.	2,114	38,263
Computershare Ltd.	12,574	212,222
Credicorp Ltd.	1,251	213,771
Cullen/Frost Bankers, Inc.	638	69,229
East West Bancorp, Inc.	1,267	92,314
FinecoBank Banca Fineco SpA	5,144	71,141
First Interstate BancSystem, Inc. - Class A	1,482	39,006
First Merchants Corp.	3,077	102,156
Glacier Bancorp, Inc.	1,131	42,322
Grupo Financiero Inbursa SAB de CV(c)	22,565	68,476
Hang Seng Bank Ltd.	2,917	33,310
Laurentian Bank of Canada	2,442	47,495
Live Oak Bancshares, Inc.(a)	1,409	55,965
Malayan Banking Bhd	361,824	726,622
NBT Bancorp, Inc.(a)	1,964	67,542
NU Holdings Ltd./Cayman Islands - Class A(c)	6,956	77,072
Popular, Inc.	428	35,815
Prosperity Bancshares, Inc.	1,384	86,375
Renasant Corp.	2,871	90,752
S&T Bancorp, Inc.	3,045	94,974
Sandy Spring Bancorp, Inc.	2,344	51,521
SouthState Corp.	600	50,424
SpareBank 1 SR-Bank ASA	4,712	57,081
Stock Yards Bancorp, Inc.	1,379	63,172
The Shanghai Commercial & Savings Bank Ltd.	40,168	57,184
Triumph Financial, Inc.(c)	1,825	136,875
Valiant Holding AG	369	42,995
Valley National Bancorp(a)	3,442	28,190
Webster Financial Corp.	2,093	99,711
Westamerica BanCorp	1,600	73,136
Western Alliance Bancorp(a)	638	36,832
Yapi ve Kredi Bankasi AS	75,689	56,004
		3,896,832

Beverages – 1.1%
Anheuser-Busch InBev SA/NV - ADR(a)	15,002	905,670
Asahi Group Holdings Ltd.	6,734	230,946
Becle SAB de CV	16,866	39,352
Britvic PLC	11,875	127,680
Hebei Yangyuan Zhihui Beverage Co. Ltd. - Class A	9,200	32,077
JDE Peet’s NV	15,328	350,652
Remy Cointreau SA	463	49,101
Royal Unibrew A/S	702	45,616
		1,781,094

Adasina Social Justice All Cap Global ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

	Shares	Value
Biotechnology – 1.4%
Alnylam Pharmaceuticals, Inc.(c)	889	$134,319
Argenx SE(c)	121	44,938
Biohaven Ltd.(c)	981	47,225
BioMarin Pharmaceutical, Inc.(c)	5,675	489,639
Exelixis, Inc.(c)	5,122	112,172
Genmab A/S(c)	233	65,283
Guardant Health, Inc.(c)	1,264	24,016
Halozyme Therapeutics, Inc.(c)	766	30,494
Innoviva, Inc.(c)	3,621	55,329
Insmed, Inc.(a)(c)	1,300	36,036
Intellia Therapeutics, Inc.(c)	1,038	33,341
Ionis Pharmaceuticals, Inc.(c)	623	28,166
Ligand Pharmaceuticals, Inc.(c)	1,128	89,507
Omniab, Inc.(c)(e)	119	0
Omniab, Inc.(c)(e)	119	0
REGENXBIO, Inc.(c)	1,969	34,339
Rocket Pharmaceuticals, Inc.(c)	1,576	46,177
Royalty Pharma PLC - Class A	26,269	797,002
Sarepta Therapeutics, Inc.(c)	1,371	175,351
Xencor, Inc.(c)	2,063	47,346
		2,290,680

Building Materials – 1.2%
Boise Cascade Co.	700	95,137
JELD-WEN Holding, Inc.(c)	6,911	125,780
Lennox International, Inc.(a)	2,949	1,389,598
Lixil Corp.	4,957	63,590
Masterbrand, Inc.(c)	5,758	99,671
SPX Technologies, Inc.(c)	714	83,674
TOTO Ltd.	1,332	36,034
Trex Co., Inc.(c)	1,137	104,331
		1,997,815

Chemicals – 1.5%
Asahi Kasei Corp.	34,206	238,027
Axalta Coating Systems Ltd.(c)	8,994	294,374
DIC Corp.	2,215	42,725
Eternal Materials Co. Ltd.	24,720	25,143
HB Fuller Co.	2,456	195,326
Kansai Paint Co. Ltd.	3,136	45,468
Nippon Paint Holdings Co. Ltd.	40,114	297,632
Nitto Denko Corp.	1,592	146,255
Quaker Chemical Corp.	594	119,097
Sensient Technologies Corp.	2,416	161,582
Symrise AG	9,079	929,033
Zeon Corp.	3,330	28,256
		2,522,918

	Shares	Value
Commercial Services – 6.1%
Adyen NV (Acquired 05/31/2023; Cost $39,085)(c)(d)	24	$37,918
Amadeus IT Group SA(c)	9,585	564,049
Ashtead Group PLC	3,177	228,263
Automatic Data Processing, Inc.	11,381	2,858,112
Boyd Group Services, Inc.	451	105,908
Brambles Ltd.	98,249	964,104
CBIZ, Inc.(c)	1,330	100,455
Cimpress PLC(c)	647	63,412
Deluxe Corp.	6,112	118,634
Dun & Bradstreet Holdings, Inc.(a)	6,620	69,775
Element Fleet Management Corp.	8,777	146,569
Euronet Worldwide, Inc.(c)	1,439	157,484
EVERTEC, Inc.	1,428	51,594
Experian PLC	1,385	59,303
Gartner, Inc.(c)	4,080	1,899,485
Green Dot Corp. - Class A(c)	12,207	100,219
Huron Consulting Group, Inc.(c)	763	74,873
Insperity, Inc.	695	70,744
ISS A/S	3,131	56,363
Korn Ferry	2,914	185,505
Localiza Rent a Car SA	9,927	105,590
Medifast, Inc.(a)	1,286	51,556
Moody’s Corp.	3,149	1,194,794
Pagegroup PLC	8,179	46,805
Paylocity Holding Corp.(a)(c)	338	56,990
Persol Holdings Co. Ltd.	18,440	26,649
Recruit Holdings Co. Ltd.	3,740	151,029
Robert Half, Inc.	2,052	164,981
TOPPAN Holdings, Inc.	1,350	32,138
TriNet Group, Inc.	548	70,149
WEX, Inc.(a)(c)	1,059	232,694
WillScot Mobile Mini Holdings Corp.(a)(c)	2,813	134,321
		10,180,465

Computers – 3.5%
Bechtle AG	925	47,707
Bytes Technology Group PLC	4,569	32,221
CANCOM SE	1,026	30,311
Compal Electronics, Inc.	43,777	50,550
Crowdstrike Holdings, Inc. - Class A(c)	315	102,107
CyberArk Software Ltd.(c)	241	63,566
ExlService Holdings, Inc.(c)	3,321	103,350
Genpact Ltd.	4,683	159,222
Insight Enterprises, Inc.(c)	619	116,372
Logitech International SA	1,613	142,845
NetApp, Inc.	30,711	2,736,963

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

	Shares	Value
Computers – 3.5% (Continued)
Netcompany Group A/S (Acquired 11/30/2023 - 02/05/2024; Cost $30,247)(d)	936	$40,113
Nomura Research Institute Ltd.	2,446	68,704
Obic Co. Ltd.	311	48,675
Otsuka Corp.	1,050	46,162
Pure Storage, Inc. - Class A(c)	26,688	1,405,123
Qualys, Inc.(a)(c)	376	64,619
Quanta Computer, Inc.	22,554	165,537
Rapid7, Inc.(c)	1,315	77,033
Tenable Holdings, Inc.(a)(c)	2,146	103,351
TietoEVRY Oyj	4,254	99,250
Varonis Systems, Inc.(c)	2,096	106,477
		5,810,258

Cosmetics & Personal Care – 0.8%
Amorepacific Corp.	315	28,292
Haleon PLC	182,848	766,617
LG H&H Co. Ltd.	172	41,205
Unicharm Corp.	15,850	526,957
		1,363,071

Distribution & Wholesale – 3.1%
Bossard Holding AG	130	29,601
Core & Main, Inc. - Class A(c)	2,662	127,057
Ferguson PLC	6,608	1,397,262
Inchcape PLC	5,207	44,920
OPENLANE, Inc.(c)	7,118	108,692
Pool Corp.(a)	2,974	1,184,009
Resideo Technologies, Inc.(c)	4,764	106,380
RS GROUP PLC	3,330	31,744
ScanSource, Inc.(a)(c)	3,581	154,807
SiteOne Landscape Supply, Inc.(c)	656	110,523
W.W. Grainger, Inc.	1,902	1,851,520
WESCO International, Inc.(a)	588	87,900
		5,234,415

Diversified Financial Services – 8.2%
Affiliated Managers Group, Inc.	1,684	263,226
Air Lease Corp.	3,186	127,759
Anima Holding SpA (Acquired 11/30/2022 - 02/05/2024; Cost $54,789)(d)	14,040	63,326
Artisan Partners Asset Management, Inc. - Class A(a)	4,608	198,467
B3 SA - Brasil Bolsa Balcao	40,460	104,475
Banca IFIS SpA	1,784	32,453
Brightsphere Investment Group, Inc.	5,347	121,163

	Shares	Value
Diversified Financial Services – 8.2% (Continued)
Capitec Bank Holdings Ltd.	1,086	$114,227
Cboe Global Markets, Inc.	3,737	717,504
Columbia Financial, Inc.(c)	2,775	46,426
CTBC Financial Holding Co. Ltd.	50,695	47,151
Deutsche Boerse AG	929	194,629
E.Sun Financial Holding Co. Ltd.	48,582	38,808
Euronext NV (Acquired 05/31/2023 - 02/05/2024; Cost $50,131)(c)(d)	723	66,699
First Financial Holding Co. Ltd.	54,078	46,363
First National Financial Corp.	4,630	137,260
Fubon Financial Holding Co. Ltd.	21,413	46,065
GF Securities Co. Ltd. - Class H	167,341	180,405
Hua Nan Financial Holdings Co. Ltd.	125,515	87,358
IG Group Holdings PLC	5,875	51,946
IGM Financial, Inc.	11,322	297,585
Japan Exchange Group, Inc.	3,857	100,864
Korea Investment Holdings Co. Ltd.	1,656	88,297
London Stock Exchange Group PLC	3,827	429,681
Mastercard, Inc. - Class A	7,900	3,750,603
Mitsubishi HC Capital, Inc.	14,843	102,444
Nasdaq, Inc.	24,885	1,398,536
Pagseguro Digital Ltd. - Class A(c)	6,755	94,030
Qifu Technology, Inc. - ADR	1,975	30,514
Radian Group, Inc.	4,575	133,316
Samsung Card Co. Ltd.	8,815	248,576
Singapore Exchange Ltd.	10,818	76,030
Taishin Financial Holding Co. Ltd.	75,918	41,790
Taiwan Cooperative Financial Holding Co. Ltd.	46,066	37,818
Tamburi Investment Partners SpA	5,016	48,418
TMX Group Ltd.	8,791	230,737
Virtus Investment Partners, Inc.	1,028	238,825
Visa, Inc. - Class A(a)	12,357	3,492,581
Yuanta Financial Holding Co. Ltd.	200,491	174,108
		13,700,463

Electric – 2.3%
Auren Energia SA	64,924	168,169
Hydro One Ltd. (Acquired 11/30/2022 - 02/05/2024; Cost $3,377,433)(d)	120,841	3,603,803
		3,771,972

Electrical Components & Equipment – 0.2%
Belden, Inc.	1,610	137,140
EnerSys	1,651	151,693
L&F Co. Ltd.	226	28,802
Novanta, Inc.(a)(c)	487	84,222
		401,857

Adasina Social Justice All Cap Global ETF

6	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electronics – 1.4%
Allegion plc	2,505	$320,314
Anritsu Corp.	3,665	31,515
AT&S Austria Technologie & Systemtechnik AG	1,140	23,168
Avnet, Inc.	1,993	92,854
Mettler-Toledo International, Inc.(c)	798	995,281
MINEBEA MITSUMI, Inc.	3,027	62,595
NIDEC CORP.	9,730	369,320
nVent Electric PLC	1,880	126,562
Oxford Instruments PLC	1,122	31,011
Shenzhen Inovance Technology Co. Ltd. - Class A	3,700	32,513
Shimadzu Corp.	1,961	53,496
Spectris PLC	1,463	64,864
Synnex Technology International Corp.	19,667	48,406
Venture Corp. Ltd.	4,912	51,144
WPG Holdings Ltd.	31,837	93,468
Yageo Corp.	1,568	27,680
		2,424,191

Energy – Alternate Sources – 0.1%
Encavis AG	2,112	25,243
Landis+Gyr Group AG	366	28,659
Nordex SE(c)	2,835	32,289
Scatec ASA (Acquired 11/30/2023 - 02/05/2024; Cost $47,464)(d)	7,101	43,983
Shoals Technologies Group, Inc. - Class A(c)	3,251	41,710
United Renewable Energy Co Ltd/Taiwan	41,525	16,290
		188,174

Engineering & Construction – 0.5%
Comfort Systems USA, Inc.	654	199,947
Continental Holdings Corp.	33,062	28,032
CTCI Corp.	20,617	28,014
Dycom Industries, Inc.(c)	623	78,803
Frontdoor, Inc.(c)	2,756	86,428
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,261	48,151
INFRONEER Holdings, Inc.	2,960	30,367
Japan Airport Terminal Co. Ltd.	698	27,487
Kajima Corp.	3,959	73,469
Nishimatsu Construction Co. Ltd.	1,231	37,349
Shimizu Corp.	6,584	38,219
SPIE SA	1,614	53,760
TopBuild Corp.(c)	424	170,609
		900,635

	Shares	Value
Entertainment – 0.7%
Betsson AB	3,191	$31,579
Flutter Entertainment PLC(c)	420	90,875
HYBE Co. Ltd.	225	33,642
IMAX Corp.(c)	2,878	49,300
International Game Technology PLC	5,962	161,988
Light & Wonder, Inc. - Class A(c)	1,899	190,868
OPAP SA	5,899	107,691
The Lottery Corp. Ltd.	41,300	136,614
Universal Music Group NV(c)	13,247	399,521
		1,202,078

Environmental Control – 0.0%(b)
Sweco AB(c)	3,916	41,781

Food – 2.7%
Axfood AB - Class B	3,091	86,450
Calbee, Inc.	3,083	66,039
Ezaki Glico Co. Ltd.	5,708	170,397
Grocery Outlet Holding Corp.(a)(c)	15,350	395,877
Grupo Comercial Chedraui SA de CV	5,299	40,646
Kesko Oyj - Class B	7,935	151,686
Kewpie Corp.	27,592	514,435
Lancaster Colony Corp.(a)	2,652	548,752
Megmilk Snow Brand Co. Ltd.	10,867	163,292
METRO AG	7,007	39,164
Nippn Corp.	36,931	586,771
Nissin Foods Holdings Co. Ltd.	15,701	459,165
Nomad Foods Ltd.	3,902	71,914
Ocado Group PLC(c)	4,136	26,755
Premier Foods PLC	18,994	33,108
The Hain Celestial Group, Inc.(c)	4,225	42,250
The North West Co., Inc.	3,557	105,712
Yamazaki Baking Co. Ltd.	40,646	957,288
		4,459,701

Hand & Machine Tools – 1.8%
DMG Mori Co. Ltd.	1,752	40,490
Enerpac Tool Group Corp.	5,932	199,968
Konecranes Oyj	1,599	82,365
Makita Corp.	1,823	47,588
MSA Safety, Inc.	521	95,942
Snap-on, Inc.	8,356	2,303,414
Techtronic Industries Co. Ltd.	16,565	179,323
		2,949,090

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	7

	Shares	Value
Healthcare – Products – 5.5%
Andon Health Co. Ltd. - Class A	5,400	$30,238
Bio-Techne Corp.	5,492	404,046
China Medical System Holdings Ltd.	15,262	25,070
Cochlear Ltd.	1,736	395,832
CONMED Corp.	679	54,537
ConvaTec Group PLC (Acquired 11/30/2023 - 02/05/2024; Cost $47,172)(d)	16,411	51,109
Danaher Corp.	10,132	2,564,813
Demant A/S(c)	740	37,074
EBOS Group Ltd.	1,408	31,697
Elekta AB - Class B	3,635	26,326
Embecta Corp.	3,027	43,226
Enovis Corp.(c)	1,871	111,905
Envista Holdings Corp.(c)	3,627	74,898
GE HealthCare Technologies, Inc.	10,068	919,007
Glaukos Corp.(a)(c)	785	69,543
Haemonetics Corp.(c)	796	58,092
Inari Medical, Inc.(c)	522	24,075
Inspire Medical Systems, Inc.(c)	400	71,616
Integer Holdings Corp.(a)(c)	597	65,843
Intuitive Surgical, Inc.(c)	4,624	1,783,014
Lantheus Holdings, Inc.(c)	555	36,286
Masimo Corp.(a)(c)	701	90,107
Merit Medical Systems, Inc.(c)	997	75,971
Nevro Corp.(c)	2,108	30,692
Pacific Biosciences of California, Inc.(c)	3,768	20,837
QuidelOrtho Corp.(c)	686	31,282
Repligen Corp.(a)(c)	487	94,473
Shockwave Medical, Inc.(a)(c)	294	76,696
Smith & Nephew PLC	19,736	259,760
Straumann Holding AG	356	56,439
Sysmex Corp.	917	51,588
Varex Imaging Corp.(c)	6,570	113,004
Waters Corp.(a)(c)	2,148	724,778
West Pharmaceutical Services, Inc.	1,883	674,792
		9,178,666

Healthcare – Services – 0.8%
Bangkok Dusit Medical Services PCL	68,987	54,820
Bumrungrad Hospital PCL	7,618	47,579
Eurofins Scientific SE(c)	7,311	437,035
Genscript Biotech Corp.(c)	10,651	21,523
Medpace Holdings, Inc.(c)	283	112,498
Rede D’Or Sao Luiz SA (Acquired 11/30/2022 - 11/30/2023; Cost $256,243)(d)	46,479	236,387

	Shares	Value
Healthcare – Services – 0.8% (Continued)
Select Medical Holdings Corp.	4,024	$109,574
WuXi AppTec Co. Ltd. - Class H (Acquired 11/30/2022 - 11/29/2023; Cost $255,593)(d)	28,659	178,277
		1,197,693

Healthcare – Products – 0.6%
Cooper Cos., Inc.	10,512	983,923

Home Builders – 0.3%
Iida Group Holdings Co. Ltd.	3,033	39,141
Installed Building Products, Inc.(a)	611	145,986
MDC Holdings, Inc.	2,822	176,939
Sekisui House Ltd.	2,308	51,505
Tri Pointe Homes, Inc.(c)	3,233	114,384
		527,955

Home Furnishings – 0.1%
Dolby Laboratories, Inc. - Class A	1,874	151,794

Household Products & Wares – 1.0%
Henkel AG & Co KGaA	24,195	1,633,789
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. - Class A	23,800	34,377
		1,668,166

Insurance – 7.9%
Aflac, Inc.(a)	34,635	2,796,429
Ageas SA/NV(c)	1,143	48,486
AIA Group Ltd.	32,703	265,674
American Equity Investment Life Holding Co.	817	45,376
Aon PLC - Class A	4,347	1,373,609
Arch Capital Group Ltd.(c)	10,654	933,184
ASR Nederland NV	759	35,014
Assured Guaranty Ltd.	686	62,838
Baloise Holding AG	614	99,434
Brighthouse Financial, Inc.(c)	1,885	87,747
Brown & Brown, Inc.	10,430	878,310
Challenger Ltd.	8,165	35,781
CNO Financial Group, Inc.	2,958	78,949
Dai-ichi Life Holdings, Inc.	3,518	80,105
DB Insurance Co. Ltd.	620	46,002
Definity Financial Corp.	3,069	103,835
Employers Holdings, Inc.	2,848	130,182
Gjensidige Forsikring ASA	9,106	143,988
Horace Mann Educators Corp.	2,701	97,749

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

8	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Insurance – 7.9% (Continued)
Hyundai Marine & Fire Insurance Co. Ltd.	1,260	$29,806
iA Financial Corp., Inc.	2,056	127,573
Insurance Australia Group Ltd.	29,432	118,821
Intact Financial Corp.	11,362	1,890,496
Jackson Financial, Inc. - Class A	2,002	110,210
Kinsale Capital Group, Inc.(a)	126	65,039
Lincoln National Corp.	5,519	151,993
MGIC Investment Corp.	9,859	196,096
nib holdings Ltd/Australia	14,727	70,195
Palomar Holdings, Inc.(c)	1,048	79,795
Phoenix Group Holdings PLC	21,495	135,216
ProAssurance Corp.	6,371	78,554
Reinsurance Group of America, Inc.	758	134,052
Safety Insurance Group, Inc.	1,424	116,996
Sampo Oyj	1,089	48,753
Selective Insurance Group, Inc.	494	51,613
Steadfast Group Ltd.	17,034	64,221
Storebrand ASA	10,804	96,591
Suncorp Group Ltd.	5,677	56,558
Talanx AG	1,582	112,989
The Hanover Insurance Group, Inc.(a)	574	75,464
The Progressive Corp.	5,610	1,063,432
Tryg A/S	2,164	46,024
Willis Towers Watson PLC	3,557	969,674
ZhongAn Online P&C Insurance Co. Ltd. - Class H (Acquired 11/30/2023; Cost $28,491)(c)(d)	11,277	17,862
		13,250,715

Internet – 4.4%
Auto Trader Group PLC (Acquired 12/08/2020 - 02/05/2024; Cost $87,380)(d)	10,148	95,042
CAR Group Ltd.	3,249	77,769
CDW Corp.	9,779	2,407,687
CyberAgent, Inc.	5,833	40,941
Delivery Hero SE (Acquired 04/11/2023 - 02/05/2024; Cost $30,071)(c)(d)	895	20,692
Full Truck Alliance Co. Ltd. - ADR(c)	4,012	26,479
iQIYI, Inc. - ADR(c)	6,608	24,384
M3, Inc.	7,552	108,307
Magnite, Inc.(c)	2,826	33,969
Moneysupermarket.com Group PLC	8,879	27,495
NAVER Corp.	2,337	342,231
NCSoft Corp.	141	20,542
Palo Alto Networks, Inc.(a)(c)	2,993	929,475
Perficient, Inc.(c)	857	55,594

	Shares	Value
Internet – 4.4% (Continued)
Q2 Holdings, Inc.(a)(c)	3,629	$167,769
Reply SpA	264	36,625
Rightmove PLC	10,265	73,571
Scout24 SE (Acquired 05/31/2023 - 02/05/2024; Cost $85,009)(d)	1,306	94,973
SEEK Ltd.	4,287	73,221
TechTarget, Inc.(c)	1,849	58,632
United Internet AG	1,407	34,106
VeriSign, Inc.(c)	11,395	2,225,329
Wix.com Ltd.(c)	327	45,839
Z Holdings Corp.	68,068	187,782
Ziff Davis, Inc.(c)	1,770	121,705
		7,330,159

Investment Companies – 0.1%
EXOR NV	526	56,808
Groupe Bruxelles Lambert NV	618	46,372
Kinnevik AB - Class B(c)	3,499	37,078
Sofina SA	227	51,733
		191,991

Leisure Time – 0.1%
Giant Manufacturing Co. Ltd.	5,232	33,766
Shimano, Inc.	374	52,126
Yamaha Corp.	1,000	21,855
YETI Holdings, Inc.(a)(c)	1,390	57,045
		164,792

Lodging – 0.3%
Boyd Gaming Corp.	4,215	278,738
Dalata Hotel Group PLC	6,800	33,187
Whitbread PLC	3,550	148,323
		460,248

Machinery – Construction & Mining – 0.0%(b)
Vertiv Holdings Co. - Class A	709	47,943

Machinery – Diversified – 4.0%
ATS Corp.(c)	1,597	60,214
Beijer Ref AB	2,201	30,970
Cognex Corp.	3,268	128,923
Daifuku Co. Ltd.	1,982	46,958
Deutz AG	6,603	41,050
Esab Corp.	817	80,981
FANUC Corp.	1,694	49,483
Graco, Inc.	29,031	2,649,369

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	9

	Shares	Value
Machinery – Diversified – 4.0% (Continued)
Haitian International Holdings Ltd.	11,526	$29,210
Husqvarna AB - Class B	6,607	50,992
Komax Holding AG	136	25,391
Kone Oyj - Class B	8,312	406,745
Krones AG	263	32,530
Nabtesco Corp.	1,693	28,098
Tennant Co.	2,331	263,846
The Toro Co.(a)	363	33,509
WEG SA	65,034	484,288
Xylem, Inc.	17,669	2,244,846
		6,687,403

Media – 0.5%
Cable One, Inc.	142	64,752
Cogeco Communications, Inc.	2,079	91,538
FactSet Research Systems, Inc.(a)	111	51,346
Informa PLC	32,256	330,578
Schibsted ASA - Class A	1,917	57,261
Sirius XM Holdings, Inc.(a)	35,315	156,092
The New York Times Co. - Class A	2,053	90,907
Wolters Kluwer NV	367	57,924
		900,398

Metal Fabricate & Hardware – 0.7%
AZZ, Inc.	4,729	344,272
Catcher Technology Co. Ltd.	11,432	71,248
Lindab International AB	1,678	35,222
MISUMI Group, Inc.	2,648	40,445
Mueller Industries, Inc.(a)	2,090	107,384
NSK Ltd.	5,927	32,468
Proto Labs, Inc.(c)	3,456	125,902
Reliance Worldwide Corp. Ltd.	19,071	68,051
Standex International Corp.	1,133	196,009
VAT Group AG (Acquired 04/11/2023 - 02/05/2024; Cost $53,864)(d)	127	63,864
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	8,300	28,754
		1,113,619

Miscellaneous Manufacturers – 0.6%
Airtac International Group	828	31,696
Diploma PLC	1,093	47,782
Enpro, Inc.	490	76,352
Fabrinet(a)(c)	204	43,976
Federal Signal Corp.	1,137	93,132
Hillenbrand, Inc.(a)	2,051	97,525
Indutrade AB	3,088	81,770
Knorr-Bremse AG	5,345	374,113

	Shares	Value
Miscellaneous Manufacturers – 0.6% (Continued)
Stadler Rail AG	1,723	$54,436
Volution Group PLC	6,200	31,763
		932,545

Office & Business Equipment – 0.0%(b)
Ricoh Co. Ltd.	3,841	31,951
Seiko Epson Corp.	2,116	34,227
		66,178

Office Furnishings – 0.0%(b)
Steelcase, Inc. - Class A(a)	5,097	70,033

Packaging & Containers – 0.5%
AptarGroup, Inc.	1,612	226,422
Huhtamaki Oyj	2,102	82,593
Sealed Air Corp.	3,573	124,591
SIG Group AG(c)	3,269	64,968
Sonoco Products Co.	3,408	193,165
TriMas Corp.	5,204	122,294
		814,033

Pharmaceuticals – 4.2%
Agios Pharmaceuticals, Inc.(a)(c)	3,106	100,386
Amplifon SpA	1,509	50,442
Aspen Pharmacare Holdings Ltd.	8,183	83,601
AstraZeneca PLC	17,812	2,249,286
Celltrion, Inc.	3,620	488,521
Hikma Pharmaceuticals PLC	2,970	73,898
Huadong Medicine Co. Ltd. - Class A	5,100	23,879
Imeik Technology Development Co. Ltd. - Class A	700	31,822
Ironwood Pharmaceuticals, Inc.(c)	3,935	37,107
Kalbe Farma Tbk PT	241,182	22,867
Neurocrine Biosciences, Inc.(c)	4,011	523,034
Option Care Health, Inc.(a)(c)	2,609	84,192
Orion Oyj - Class B	1,533	60,385
Otsuka Holdings Co. Ltd.	13,229	537,575
Pacira BioSciences, Inc.(c)	2,293	68,148
Prestige Consumer Healthcare, Inc.(c)	837	58,238
Recordati Industria Chimica e Farmaceutica SpA	1,847	103,454
Richter Gedeon Nyrt	1,913	50,908
Shionogi & Co. Ltd.	1,003	50,153
Supernus Pharmaceuticals, Inc.(a)(c)	2,232	66,290
Takeda Pharmaceutical Co. Ltd.	69,691	2,042,723
UCB SA(c)	1,091	125,736
Yuhan Corp.	652	33,002
		6,965,647

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

10	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Private Equity – 0.2%
3i Group PLC	4,093	$127,778
EQT AB	1,499	43,895
Intermediate Capital Group PLC	3,831	93,310
		264,983

Real Estate – 0.4%
Anywhere Real Estate, Inc.(c)	13,628	85,448
Farglory Land Development Co. Ltd.	14,053	24,985
PEXA Group Ltd.(c)	3,855	32,105
REA Group Ltd.	3,657	462,228
Tokyu Fudosan Holdings Corp.	22,545	148,010
		752,776

Retail – 1.7%
B&M European Value Retail SA	10,935	72,729
BJ’s Wholesale Club Holdings, Inc.(c)	466	34,037
Cosmos Pharmaceutical Corp.	295	28,836
CP ALL PCL	66,957	107,348
Eagers Automotive Ltd.	3,527	34,013
EDION Corp.	56,171	576,834
El Puerto de Liverpool SAB de CV	8,573	62,731
Europris ASA (Acquired 05/31/2023 - 02/05/2024; Cost $102,879)(d)	15,462	106,710
F&F Co. Ltd. / New	437	23,760
Freshpet, Inc.(a)(c)	669	75,617
GMS, Inc.(a)(c)	1,141	101,903
Hotai Motor Co. Ltd.	4,841	102,764
Hotel Shilla Co. Ltd.	867	39,131
JUMBO SA(c)	1,149	33,621
Marui Group Co. Ltd.	3,057	49,806
MatsukiyoCocokara & Co.	3,467	57,471
MR DIY Group M Bhd (Acquired 05/31/2023; Cost $24,719)(d)	72,462	23,821
MSC Industrial Direct Co., Inc. - Class A(a)	2,365	238,722
National Vision Holdings, Inc.(a)(c)	4,059	94,981
Nitori Holdings Co. Ltd.	1,226	180,046
Pan Pacific International Holdings Corp.	5,151	121,315
Pandora A/S	587	94,846
Pepco Group NV(c)	6,917	34,725
Pepkor Holdings Ltd. (Acquired 05/31/2022 - 02/05/2024; Cost $90,611)(d)	81,406	79,226
President Chain Store Corp.(c)	23,729	202,311
Raia Drogasil SA	13,208	71,135
Reece Ltd.	2,804	49,060
Seria Co. Ltd.	2,512	50,770
Sundrug Co. Ltd.	1,377	42,993

	Shares	Value
Retail – 1.7% (Continued)
Topsports International Holdings Ltd. (Acquired 05/31/2023 - 11/29/2023; Cost $35,942)(d)	45,913	$31,200
Welcia Holdings Co. Ltd.	2,838	53,586
Zensho Holdings Co. Ltd.	539	23,599
		2,899,647

Savings & Loans – 0.1%
Northwest Bancshares, Inc.	7,822	89,640

Semiconductors – 3.6%
Ambarella, Inc.(c)	932	52,052
Amkor Technology, Inc.	1,981	61,451
ASE Technology Holding Co. Ltd.	243,235	1,069,605
ASM International NV(c)	312	190,322
Axcelis Technologies, Inc.(c)	244	27,491
Cirrus Logic, Inc.(c)	620	56,928
Disco Corp.	1,769	570,401
FormFactor, Inc.(a)(c)	831	35,758
IPG Photonics Corp.(c)	456	39,376
Kulicke & Soffa Industries, Inc.(a)	624	29,715
MediaTek, Inc.	29,733	1,072,324
Novatek Microelectronics Corp.	2,108	40,080
NXP Semiconductors NV	9,854	2,460,839
Power Integrations, Inc.(a)	756	54,024
Rambus, Inc.(c)	456	27,013
Rohm Co. Ltd.	2,823	47,955
Silicon Laboratories, Inc.(c)	342	47,039
Will Semiconductor Co Ltd Shanghai - Class A	9,900	132,124
		6,014,497

Software – 13.0%
ACI Worldwide, Inc.(c)	2,686	88,396
Adeia, Inc.	5,110	57,947
Adobe, Inc.(c)	4,466	2,502,209
Akamai Technologies, Inc.(a)(c)	8,991	997,282
ANSYS, Inc.(c)	4,224	1,411,533
Asana, Inc. - Class A(c)	2,334	45,980
Autodesk, Inc.(c)	6,575	1,697,467
Box, Inc. - Class A(a)(c)	3,047	78,582
Broadridge Financial Solutions, Inc.	6,332	1,289,069
Cadence Design Systems, Inc.(c)	5,498	1,673,480
CommVault Systems, Inc.(c)	854	81,736
CSG Systems International, Inc.(a)	2,496	136,182
DocuSign, Inc.(c)	1,275	67,919
Dynatrace, Inc.(c)	8,850	438,518

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	11

	Shares	Value
Software – 13.0% (Continued)
E2open Parent Holdings, Inc. - Class A(c)	12,250	$51,818
Electronic Arts, Inc.	12,375	1,726,064
Evolent Health, Inc. - Class A(a)(c)	3,670	124,450
GFT Technologies SE	888	30,981
Gitlab, Inc. - Class A(c)	1,013	73,058
HashiCorp, Inc. - Class A(c)	2,966	77,324
HubSpot, Inc.(a)(c)	849	525,370
Jack Henry & Associates, Inc.	328	56,997
Kinaxis, Inc.(c)	361	37,443
Kingdee International Software Group Co. Ltd.	19,218	20,767
Manhattan Associates, Inc.(c)	125	31,666
Monday.com Ltd.(a)(c)	259	57,760
MongoDB, Inc.(c)	633	283,318
MSCI, Inc.	1,210	678,774
Nemetschek SE	409	39,028
Phreesia, Inc.(c)	3,070	75,983
Privia Health Group, Inc.(a)(c)	1,408	31,427
Progress Software Corp.	813	43,382
PROS Holdings, Inc.(c)	1,738	62,134
PTC, Inc.(a)(c)	8,229	1,505,988
Roper Technologies, Inc.	5,356	2,917,573
Smartsheet, Inc. - Class A(c)	1,414	59,685
Splunk, Inc.(c)	4,162	650,188
SPS Commerce, Inc.(c)	355	65,732
SS&C Technologies Holdings, Inc.	10,507	669,926
SUSE SA(e)	2,113	24,901
Temenos AG	560	42,165
Teradata Corp.(c)	2,345	88,219
The Descartes Systems Group, Inc.(c)	1,267	109,881
Veeva Systems, Inc. - Class A(c)	4,909	1,107,029
WiseTech Global Ltd.	1,011	62,198
Workiva, Inc. - Class A(c)	833	71,738
		21,969,267

Telecommunications – 7.2%
America Movil SAB de CV(c)	937,314	878,191
Calix, Inc.(c)	825	28,768
Chunghwa Telecom Co. Ltd.(c)	218,300	832,191
Deutsche Telekom AG	89,109	2,119,990
Extreme Networks, Inc.(c)	1,565	19,782
Far EasTone Telecommunications Co. Ltd.(c)	48,794	121,485
Freenet AG	1,683	45,422
Intouch Holdings PCL	15,816	29,877
Koninklijke KPN NV	19,322	70,736
Maxis Bhd	44,312	34,736
NEXTDC Ltd.(c)	5,463	62,785

	Shares	Value
Telecommunications – 7.2% (Continued)
Proximus SADP	4,902	$41,016
PT Tower Bersama Infrastructure Tbk	324,158	38,367
Singapore Telecommunications Ltd.	614,487	1,073,958
SoftBank Corp.	142,915	1,883,476
Spark New Zealand Ltd.	55,976	172,904
Taiwan Mobile Co. Ltd.(c)	387,642	1,214,083
Tele2 AB - Class B	13,759	115,577
Telecom Italia SpA/Milano	110,632	33,294
Telefonica Brasil SA	94,636	1,039,565
Telefonica Deutschland Holding AG	18,295	46,525
Telefonica SA(c)	127,632	523,876
TIM SA/Brazil	18,592	67,803
TIME dotCom Bhd	53,125	61,571
Vodacom Group Ltd.	188,800	925,313
Vodafone Group PLC	716,131	626,133
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H (Acquired 11/30/2023; Cost $28,978)(d)	25,418	28,604
		12,136,028

Toys, Games & Hobbies – 0.0%(b)
Bandai Namco Holdings, Inc.	2,553	49,347

Transportation – 0.3%
Cia Sud Americana de Vapores SA	515,990	35,991
Clarkson PLC	926	42,051
Hankyu Hanshin Holdings, Inc.	2,534	73,089
Keikyu Corp.	3,626	32,234
Keisei Electric Railway Co. Ltd.	1,030	48,138
Odakyu Electric Railway Co. Ltd.	5,470	76,932
SG Holdings Co. Ltd.	4,341	54,469
Tokyu Corp.	6,723	83,706
West Japan Railway Co.	797	33,180
Yamato Holdings Co. Ltd.	4,037	61,363
		541,153

Water – 0.2%
American States Water Co.	3,492	249,364
SJW Group	469	25,823
		275,187
Total Common Stocks (Cost $149,403,167)		166,946,633

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

12	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Short-Term Investments – 11.0%
Investments Purchased with Collateral from Securities Lending – 10.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(g)	18,158,830	$18,158,830

Money Market Funds – 0.2%
First American Government Obligations Fund - Class X, 5.23%(f)	303,419	303,419
Total Short-Term Investments (Cost $18,462,249)		18,462,249

Total Investments – 110.8% (Cost $167,865,416)		185,408,882

Liabilities in Excess of Other Assets – (10.8)%		(18,001,549)
Total Net Assets – 100.0%		$167,407,333

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

PLC - Public Limited Company

SA - Sociedad Anónima

SA/NV - Societe Anonime/Naamloze Vennootschap

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $17,733,556 which represented 10.6% of net assets.

(b)Represents less than 0.05% of net assets.

(c)Non-income producing security.

(d)Security considered restricted. The total market value of these securities was $4,935,243 which represented 3.0% of net assets as of February 29, 2024.

(e)Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $24,901 or 0.0% of net assets as of February 29, 2024.

(f)The rate shown represents the annualized seven-day effective yield as of February 29, 2024.

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	13

STATEMENT OF ASSETS AND LIABILITIES at February 29, 2024 (Unaudited)

Assets:
Investments in securities, at value (Cost $167,865,416) (Note 2) (1)	$185,408,882
Foreign cash (Cost $29,022)	28,991
Receivables:
Dividends and interest	238,525
Securities lending income, net (Note 5)	5,508
Total assets	185,681,906

Liabilities:
Collateral received for securities loaned (Note 5)	18,158,830
Payables:
Management fees (Note 4)	115,743
Total liabilities	18,274,573
Net Assets	$167,407,333

Components of Net Assets:
Paid-in capital	$164,509,014
Total distributable (accumulated) earnings (losses)	2,898,319
Net assets	$167,407,333

Net Asset Value (unlimited shares authorized):
Net assets	$167,407,333
Shares of beneficial interest issued and outstanding	9,700,000
Net asset value	$17.26

(1)Includes loaned securities with a value of $17,733,556.

Adasina Social Justice All Cap Global ETF

14	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Six-Months Ended February 29, 2024 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $82,579)	$969,920
Securities lending income, net (Note 5)	56,616
Interest income	9,321
Total investment income	1,035,857

Expenses:
Management fees (Note 4)	648,427
Total expenses	648,427
Net investment income (loss)	387,430

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,799,513
Foreign currency transactions	(51,201)
Change in net unrealized appreciation/depreciation on:
Investments	9,690,955
Foreign currency and foreign currency translations	15,786
Net realized and unrealized gain (loss)	11,455,053
Net increase (decrease) in net assets resulting from operations	$11,842,483

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$387,430	$1,226,603
Net realized gain (loss)	1,748,312	(5,927,585)
Change in net unrealized appreciation/depreciation	9,706,741	17,379,610
Net increase (decrease) in net assets resulting from operations	11,842,483	12,678,628

Distributions to Shareholders:
Net distributions to shareholders	(791,675)	(1,522,501)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	14,863,099	33,522,584
Total increase (decrease) in net assets	25,913,907	44,678,711

Net Assets:
Beginning of period/year	141,493,426	96,814,715
End of period/year	$167,407,333	$141,493,426

(1)Summary of share transactions is as follows:

	Six-Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	1,900,000	$31,066,790	2,700,000	$41,150,580
Shares redeemed	(1,000,000)	(16,204,300)	(500,000)	(7,629,650)
Variable fees	—	609	—	1,654
Net increase (decrease)	900,000	$14,863,099	2,200,000	$33,522,584

Adasina Social Justice All Cap Global ETF

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended Febrauary 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Period Ended August 31, 2021(1)

Net asset value, beginning of period/year	$16.08		$14.67	$17.82	$15.00

Income from Investment Operations:
Net investment income (loss)(2)	0.04		0.16	0.15	0.10
Net realized and unrealized gain (loss)(3)	1.23		1.44	(3.17)	2.79
Total from investment operations	1.27		1.60	(3.02)	2.89

Less Distributions:
From net investment income	(0.09)		(0.19)	(0.13)	(0.07)
Total distributions	(0.09)		(0.19)	(0.13)	(0.07)

Net asset value, end of period/year	$17.26		$16.08	$14.67	$17.82
Total return(4)	7.90	%(5)	10.99%	(17.06)%	19.24	%(5)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$167.4		$141.5	$96.8	$71.3
Portfolio turnover rate(6)	33	%(5)	108%	85%	59	%(5)
Ratio of expenses to average net assets	0.89	%(7)	0.89%	0.89%	0.89	%(7)
Ratio of net investment income (loss) to average net assets	0.53	%(7)	1.02%	0.93%	0.80	%(7)

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)The total return is based on the Fund’s net asset value.

(5)Not annualized.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Adasina Social Justice All Cap Global ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek to provide capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value policy will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Adasina Social Justice All Cap Global ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$166,921,732	$—	$24,901	$166,946,633
Investments Purchased With Collateral From Securities Lending(2)	—	—	—	18,158,830
Money Market Funds	303,419	—	—	303,419
Total Investments in Securities	$167,225,151	$—	$24,901	$185,408,882

Common Stocks
Balance as of August 31, 2023	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(9,726)
Purchases	2,510
Sales	—
Corporate Actions	—
Transfer into and/or out of Level 3	32,117
Balance as of February 29, 2024	$24,901

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at February 29, 2024	$(9,726)

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 29, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

K.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds, Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

B.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The Fund will invest in common stocks directly. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

C.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the Fund (“Shares”) directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

D.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers, including ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

E.General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

F.General Market Risk. Economies and financial markets worldwide are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to several factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

G.Index Risk. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted.

H.Management Risk. The Fund is actively-managed and may not meet its investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

I.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector. As of February 29, 2024, 24.0% of the Fund’s net assets were invested in the consumer, non-cyclical sector.

K.Style Risk. Applying Racial, Gender, Economic, and Climate Justice as well as Movement Aligned criteria to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

L.Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on proprietary (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Management Fee payable for the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management fees for the six months ended February 29, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser includes fees charged by Tidal (defined below) which is the Fund’s administrator and an affiliate of the Adviser. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 29, 2024, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$17,733,556	$18,158,830	10.6%

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

23

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the six-months ended February 29, 2024, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended February 29, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, in-kind transactions and U.S. government securities were $50,746,111 and $48,764,241, respectively.

For the six-months ended February 29, 2024, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended February 29, 2024, in-kind transactions associated with creations and redemptions for the Fund were $28,608,752 and $16,243,064, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the six-months ended February 29, 2024. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the six-months ended February 29, 2024, and the prior fiscal year ended August 31, 2023 were as follows:

Distributions paid from:	February 29, 2024	August 31, 2023
Ordinary income	$791,675	$1,522,501

As of the fiscal year ended August 31, 2023, the components of distributable (accumulated) earnings (losses) on a tax basis were as follows:

Cost of investments(1)	$157,980,244
Gross tax unrealized appreciation	12,847,686
Gross tax unrealized depreciation	(6,055,273)
Net tax unrealized appreciation (depreciation)	6,792,413
Undistributed ordinary income (loss)	476,699
Undistributed long-term capital gain (loss)	—
Total distributable earnings	476,699
Other accumulated gain (loss)	(15,421,601)
Total distributable (accumulated) earnings (losses)	$(8,152,489)

(1)The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2023, the Fund had not elected to defer any post-October or late year losses. As of the most recent fiscal year ended August 31, 2023, the Fund had long-term and short-term capital loss carryovers of $(10,017,638) and $(5,403,963), respectively, which do not expire.

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to each Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended February 29, 2024, are as follows for the Fund:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of February 29, 2024	—
Average interest rate, when in use	—
Interest rate terms	Prime
Interest rate as of February 29, 2024	8.50%
Expiration date	June 26, 2024

Interest expense incurred for the six-months ended February 29, 2024 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust. For the six-months ended February 29, 2024 there was no interest expense due to borrowings.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $9,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% and for Redemption Units of up to a maximum of 2%, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the

25

Adasina Social Justice All Cap Global ETF

region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

EXPENSE EXAMPLE For the Six-Months Ended February 29, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2023 to February 29, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 1, 2023 – February 29, 2024(1)
Actual	$1,000.00	$1,079.00	$4.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.44	$4.47

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

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Adasina Social Justice All Cap Global ETF

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on November 22, 2022 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Adasina Social Justice All Cap Global ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub- advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Robasciotti & Associates, Inc. d/b/a Adasina Social Capital (“Adasina” or, the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that although the Fund is actively-managed, it seeks to invest its assets to achieve exposures similar to those of the Adasina Social Justice Index (the “JSTC Index”). The Board also noted that the Adviser is responsible for trade execution for the Fund and Adasina is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board considered the Fund’s performance against its benchmark index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by Adasina, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Dow Jones Global Index TR), in comparison to the JSTC Index, and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. global large-stock blend funds) (the “Morningstar Peer Group”). The Board noted that for the period ended September 30, 2022, the Fund outperformed the Dow Jones Global Index TR for the since inception period, slightly underperformed the Index for the one-year period and underperformed the Index for the year-to- date period. The Board noted that the Fund underperformed but was generally in-line

28

Adasina Social Justice All Cap Global ETF

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Unaudited) (Continued)

with the performance for the JSTC Index for the year-to-date, one-year and since inception periods ended September 30, 2022. The Board also noted that the performance of the Fund was below the Morningstar Peer Group average for the year-to-date and one-year periods ended September 30, 2022.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources, subject to Adasina’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board noted that the Fund’s advisory fee of 0.89% was above the Morningstar Peer Group average of 0.54% and the Fund’s expense ratio of 0.89% was above the Morningstar Peer Group average of 0.52%.

The Board concluded that the Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on November 22, 2022, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Adasina. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

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Adasina Social Justice All Cap Global ETF

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Adasina’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Rachel J. Robasciotti and Maya Philipson who each serve as a co-portfolio manager for the Fund, as well as the responsibilities of other key personnel of Adasina involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Adasina, including information regarding Adasina’s compliance program, its compliance personnel and compliance record, as well as Adasina’s cybersecurity program and business continuity plan. The Board noted that Adasina does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services Adasina provides to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Adasina is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Adasina has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adasina’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Adasina is responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Dow Jones Global Index TR), in comparison to the JSTC Index, and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. global large-stock blend funds) (the “Morningstar Peer Group”). The Board noted that for the period ended September 30, 2022, the Fund outperformed the Dow Jones Global Index TR for the since inception period, slightly underperformed the Index for the one-year period and underperformed the Index for the year-to- date period. The Board noted that the Fund underperformed but was generally in-line with the performance for the JSTC Index for the year-to-date, one-year and since inception periods ended September 30, 2022. The Board also noted that the performance of the Fund was below the Morningstar Peer Group average for the year-to-date and one-year periods ended September 30, 2022.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Adasina has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Adasina’s continued management.

3.Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Adasina under the Sub- Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub- advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Adasina. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Adasina. Consequently, the Board did not consider the cost of services provided by Adasina or profitability from its relationship with the Fund to be material factors for consideration given that Adasina is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Adasina were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Adasina by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Adasina.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Adasina are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Adasina from its association with the Fund. The Board concluded that the benefits Adasina may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Adasina provides to the Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

Additional Information (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0080 or by accessing the Fund’s website at www.adasinaetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 743-0080 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.adasinaetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.adasinaetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.adasinaetf.com.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Adasina Social Capital
870 Market Street, Suite 1275
San Francisco, California 94102

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Adasina Social Justice All Cap Global ETF	JSTC	886364876

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies,

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis

Eric W. Falkeis, President/Principal Executive Officer

Date	May 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich

Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 7, 2024

* Print the name and title of each signing officer under his or her signature.